INCOME TAXES (Detail Textuals)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Operating loss carryforwards for federal income tax	$ 50,600,000
Increase in valuation allowance	$ 425,501